Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2024
Temporary Equity Disclosure [Abstract]
Schedule of Convertible Preferred Stock

The following table presents the issuance of the Company’s Class A common stock after giving effect to the Exchange Ratio upon consummation of the Business Combination on a one-to-one basis immediately before the Closing for the issued and outstanding shares of the Legacy Oklo Preferred Stock:

			Class A
	Shares Issued		Common
	and Outstanding	Exchange	Stock Issued at
Preferred Stock Series	Before Closing (1)	Ratio	Closing (1)
Preferred Stock Series A-1	4,526,703	6.062	27,440,874
Preferred Stock Series A-2	55,135	6.062	334,228
Preferred Stock Series A-3	2,004,043	6.062	12,148,509
Totals	6,585,881		39,923,611
(1)	For further details, refer to the consolidated statement of stockholders’ equity (deficit) for the year ended December 31, 2023 in reference to the reverse recapitalization.